COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Future minimum payments due current	$ 246,296	$ 204,576
Future minimum payments due in two years	246,575	244,872
Future minimum payments due in three years	41,096	226,027
Future minimum payments due in four years	0	0
Future minimum payments due in five years	0	0
Thereafter	0	0
Total minimum lease payments	$ 533,967	$ 675,476